Schedule of concentration of credit risk (Details)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%		11.00%			[1]
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	37.00%		35.00%
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage
Customer C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			24.00%
Customer D [Member] | Contract Liabilities [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%
Customer E [Member] | Contract Liabilities [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%
Customer F [Member] | Contract Liabilities [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%			[1]
Customer G [Member] | Contract Liabilities [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%			[1]
Customer H [Member] | Contract Liabilities [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			41.00%
Customer I [Member] | Contract Liabilities [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			31.00%
Supplier A [Member] | Total Purchases [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%
Supplier B [Member] | Total Purchases [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%			[1]		[1]
Supplier B [Member] | Advance to Suppliers [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	18.00%
Supplier C [Member] | Total Purchases [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage				[1]	15.00%
Supplier D [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	46.00%		19.00%
Supplier E [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			18.00%
Supplier F [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			15.00%
Supplier G [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%
Supplier H [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Supplier I [Member] | Advance to Suppliers [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	29.00%
Supplier J [Member] | Advance to Suppliers [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%		22.00%
Supplier K [Member] | Advance to Suppliers [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			12.00%
Supplier L [Member] | Advance to Suppliers [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			12.00%

[1]	Represent percentage less than 10%